SHARE BASED COMPENSATION - Restricted Stock Unit (RSUs) Activity (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Beginning balance (in shares)	3,034,203	479,498	0
Granted (in shares)	3,344,080	4,497,281	494,698
Vested (in shares)	(2,371,735)	(1,189,136)	(10,867)
Forfeited (in shares)	(996,630)	(753,440)	(4,333)
Ending balance (in shares)	3,009,918	3,034,203	479,498
Weighted Average Grant Date Fair Value Per Share
Beginning balance (in dollars per share)	$ 15.6	$ 63.3	$ 0
Granted (in dollars per share)	10.8	13.0	64.1
Vested (in dollars per share)	13.6	18.8	93.7
Forfeited (in dollars per share)	15.0	25.7	71.9
Ending balance (in dollars per share)	$ 12.0	$ 15.6	$ 63.3